CONDENSED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Apr. 15, 2021
Current assets:
Cash	$ 468,656		$ 754,893
Prepaid expenses	174,725		164,955
Due from related party		$ 90,000	50,000
Total current assets	643,381		969,848
Long term prepaid expense	40,388		110,682
Investments held in Trust Account	115,225,818		115,010,543
Total assets	115,909,587		116,091,073
Current liabilities:
Accrued expenses	171,588		110,342
Due to related party	20,000		26,129
Total current liabilities	191,588		136,471
Deferred underwriting commissions	4,025,000		4,025,000
Total liabilities	4,216,588		4,161,471
Class A ordinary shares subject to possible redemption, 11,500,000 shares at redemption value	115,225,818		115,000,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(3,533,119)		(3,070,698)
Total shareholders’ deficit	(3,532,819)	$ (3,228,537)	(3,070,398)	$ 18,593
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	115,909,587		116,091,073
Common Class A [Member]
Shareholders’ Deficit:
Common stock	12		12
Common Class B [Member]
Shareholders’ Deficit:
Common stock	$ 288		$ 288